Income Taxes (Details Textual)	6 Months Ended
Jun. 30, 2020
United Kingdom [Member]
Income Taxes (Textual)
Income tax, description	All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary of the Group in the United Kingdom did not have assessable profits that were derived from the United Kingdom during the six months ended June 30, 2020 and 2019.
Singapore [Member]
Income Taxes (Textual)
Income tax, description	All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the six months ended June 30, 2020 and 2019. Therefore, no Singapore profit tax has been provided for in the periods presented.
Seychelles [Member]
Income Taxes (Textual)
Income tax, description	All the Seychelles subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 25%. The subsidiary in Seychelles did not have assessable profits that were derived from Seychelles during the six months ended June 30, 2020 and 2019.
Samoa [Member]
Income Taxes (Textual)
Income tax, description	All the Samoa subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 27%. The subsidiary in Samoa did not have assessable profits that were derived from Samoa during the six months ended June 30, 2020 and 2019.
United States (Nevada) [Member]
Income Taxes (Textual)
Income tax, description	All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the six months ended June 30, 2020 and 2019.
Hong Kong [Member]
Income Taxes (Textual)
Statutory income tax rate	16.50%